Provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current provisions (a)
Provisions for pensions and similar obligations	€ 94,071	€ 6,717
Other provisions	15,992	17,405
Non-current provisions	110,063	24,122
Current provisions (b)
Trade provisions	56,339	31,407
Current Provisions	€ 56,339	€ 31,407